Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Prepayments and Other Current Assets
Summary of prepayments and other current assets

The following is a summary of prepayments and other current assets (in thousands):

	December 31,	December 31,
	2017	2018
	RMB	RMB
Guarantee payment made to Blizzard - royalty fees	42,697	97,642
Prepayment for royalties, revenue sharing cost	1,479,817	2,000,327
Interest and other operating income receivable	417,843	511,364
Prepayments of content and marketing cost and other operational expenses	381,213	729,376
Prepayment for sales tax and deductible value added tax	698,902	463,411
Bridge loans in connection with ongoing investments	30,575	19,679
Deposits	138,633	123,995
Employee advances	55,045	44,469
Advance to suppliers	337,938	330,903
Others	233,365	306,631
	3,816,028	4,627,797